TAXATION - Composition of income tax expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
TAXATION
Current income tax expenses	$ 2,438,625		$ 1,016,317	$ 763,248
Deferred income tax benefit	(78,992)	$ (10,149)	(17,975)	(14,769)
Income tax expenses	$ 2,359,633	$ 303,166	$ 998,342	$ 748,479